Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Consumer Portfolio Services, Inc. (the “Company”)
Citigroup Global Markets Inc.
Capital One Securities, Inc.
(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2025-C – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2025-C_053025_Indicative.xlsx” provided by the Company on June 10, 2025, containing information on 15,058 automobile retail installment sale contracts (“Receivables”) as of May 30, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2025-C. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures table below.

•	The term "Vehicle Model Mapping" means a listing containing the mapping of specific vehicle model descriptions to general vehicle model descriptions contained in email correspondence with the Company on June 21, 2025.

•	The term “Title Document” means one of the title documents listed in email correspondence with the Company on June 21, 2025, which the Company informed are the acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the names listed in email correspondence with the Company on June 21, 2025, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means one of the insurance documents listed in email correspondence with the Company on June 21, 2025, which the Company informed us includes the acceptable forms of Insurance Document.

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•	The term “Receivable File” means the following documents for each Sample Receivable (defined below): Installment Sale Contract (not applicable for direct loans), including any addendum thereto, Retail Installment Sale Contract Simple Interest Finance Charge letter, Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or, for a direct loan, a stand-alone document), SCRA Letter, Title Document, Insurance Document, Credit Application (not applicable for direct loans), Gap Addendum, and/or origination details screen in the Company’s servicing system. We accessed the Receivable File documents in the Company’s servicing system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Model Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application, SCRA Letter, Title Document

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Retail Installment Sale Contract Simple Interest Finance Charge letter

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Model Mapping

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Model Mapping, Insurance Document

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We found such information to be in agreement without exception.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company instructed us to consider an Insurance Document to be acceptable proof of insurance. The Company further instructed us that no insurance document was required for Sample Receivables with the characteristics listed below because its underwriting policy does not require proof of insurance for these receivable types:

(i)	“Stip Tier 1” (“ST01”)

(ii)	“Stip Tier 2” (“ST02”) or “Stip Tier 3” (“ST03”) for which:

a.	the loan application update screen in the Company's servicing system indicates that the signed contract was received prior to April 1, 2024, or

b.	the credit report inquiry screen in the Company’s servicing system indicates the customer had an open automobile or mortgage loan and the Program in the Data File was “Pref.”

As such, the absence of an insurance document for Sample Receivables with these receivable types should not be considered an exception.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We found such information to be present as required.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

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The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
July 3, 2025

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Exhibit A

The Sample Receivables

Sample Receivable #	Receivabe Number[1]	Sampe Receivable #	Receivabe Number[1]	Sampe Receivable #	Receivabe Number[1]
1	2025C001	51	2025C051	101	2025C101
2	2025C002	52	2025C052	102	2025C102
3	2025C003	53	2025C053	103	2025C103
4	2025C004	54	2025C054	104	2025C104
5	2025C005	55	2025C055	105	2025C105
6	2025C006	56	2025C056	106	2025C106
7	2025C007	57	2025C057	107	2025C107
8	2025C008	58	2025C058	108	2025C108
9	2025C009	59	2025C059	109	2025C109
10	2025C010	60	2025C060	110	2025C110
11	2025C011	61	2025C061	111	2025C111
12	2025C012	62	2025C062	112	2025C112
13	2025C013	63	2025C063	113	2025C113
14	2025C014	64	2025C064	114	2025C114
15	2025C015	65	2025C065	115	2025C115
16	2025C016	66	2025C066	116	2025C116
17	2025C017	67	2025C067	117	2025C117
18	2025C018	68	2025C068	118	2025C118
19	2025C019	69	2025C069	119	2025C119
20	2025C020	70	2025C070	120	2025C120
21	2025C021	71	2025C071	121	2025C121
22	2025C022	72	2025C072	122	2025C122
23	2025C023	73	2025C073	123	2025C123
24	2025C024	74	2025C074	124	2025C124
25	2025C025	75	2025C075	125	2025C125
26	2025C026	76	2025C076	126	2025C126
27	2025C027	77	2025C077	127	2025C127
28	2025C028	78	2025C078	128	2025C128
29	2025C029	79	2025C079	129	2025C129
30	2025C030	80	2025C080	130	2025C130
31	2025C031	81	2025C081	131	2025C131
32	2025C032	82	2025C082	132	2025C132
33	2025C033	83	2025C083	133	2025C133
34	2025C034	84	2025C084	134	2025C134
35	2025C035	85	2025C085	135	2025C135
36	2025C036	86	2025C086	136	2025C136
37	2025C037	87	2025C087	137	2025C137
38	2025C038	88	2025C088	138	2025C138
39	2025C039	89	2025C089	139	2025C139
40	2025C040	90	2025C090	140	2025C140
41	2025C041	91	2025C091	141	2025C141
42	2025C042	92	2025C092	142	2025C142
43	2025C043	93	2025C093	143	2025C143
44	2025C044	94	2025C094	144	2025C144
45	2025C045	95	2025C095	145	2025C145
46	2025C046	96	2025C096	146	2025C146
47	2025C047	97	2025C097	147	2025C147
48	2025C048	98	2025C098	148	2025C148
49	2025C049	99	2025C099	149	2025C149
50	2025C050	100	2025C100	150	2025C150

[1] The Company has assigned a unique eight-digit account number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s account numbers.

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